GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 26, 2014	Oct. 27, 2013
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 503,266	$ 341,259
Impairment of indefinite-lived intangible assets and goodwill	0	0
Brands/trade names/trademarks
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	495,282	333,275
Other intangibles
Carrying amounts for indefinite-lived intangible assets
Carrying amounts for indefinite-lived intangible assets	$ 7,984	$ 7,984